Assets and Liabilities for insurance and reinsurance contracts - Summary of caption is comprised (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	S/ 0	S/ 0
Liabilities	12,522,352	12,205,641
Net	12,522,352	12,205,641
Total insurance contracts issued and reinsurance contracts held assets	(18,602)	(26,287)
Total insurance contracts issued and reinsurance contracts held liabilities	12,524,320	12,207,536
Total insurance contracts issued and reinsurance contracts held net	12,505,718	12,181,249
Liability for remaining coverage [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Net	11,593,754	11,301,149	S/ 10,337,035
Reinsurance contracts held [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	(18,602)	(26,287)
Liabilities	1,968	1,895
Net	(16,634)	(24,392)
Insurance contracts issued [member] | Liability for remaining coverage [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	0	0
Liabilities	12,335,922	12,000,220
Net	12,335,922	12,000,220
Insurance contracts issued [member] | Liability for incurred claims [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	0	0
Liabilities	186,430	205,421
Net	S/ 186,430	S/ 205,421